Finance income and expense - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ 0	$ 7,774
Interest income and other	257	551
Total finance income	$ 257	$ 8,325